Events after the reporting date	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting date
Subsequent events up to the date the consolidated financial statements were authorized for issue were as follows:
On January 11, 2022, the Company increased its capital in connection with a private offering by issuing 7,899,020 ordinary shares at $1.175 per share, with a strategic partner, Renesas Electronics Corporation. The total gross proceeds from the offering amounted to $9.3 million and the related expenses costs amounted to $70,000 resulting on a net proceeds of $9.2 million. Renesas' Executive Vice President and Head of IoT and Infrastructure business unit, Dr. Sailesh Chittipeddi, will be nominated for election to the Sequans board of directors at the June 2022 shareholder meeting.
At its meeting of February 1, 2022, the Board of Directors granted to employees 394,432 restricted share awards representing 98,608 ADS with vesting over four years, and 250,048 restricted share awards representing 62,512 ADS were granted to executive management.
On March 10, 2022, the Company increased its capital in connection with a public offering by issuing 6,666,667 ordinary shares at $0.75 per share ($3.0 per ADS). 272 Capital Fund LP, an entity managed by B. Riley Asset Management LLC (“BRAM”) and affiliated with Wes Cummins, a director of the Company, purchased 2,833,333 ADSs in the offering. Mr. Cummins is the President of BRAM, and BRAM is an affiliate of B. Riley Securities, Inc. The total gross proceeds from the offering amounts to $20.0 million and the related expenses costs amounted to $1.8 million resulting in a net proceeds of $18.2 million. The underwriters have an option to purchase an additional 4,000,000 ordinary shares (represented by 1,000,000 ADS) at the public offering price. If the underwriters exercise the over-allotment option in full, we estimate the net proceeds to us from this offering will be approximately $20.9 million.